STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Jun. 30, 2019
Equity [Abstract]
Schedule of stock-based compensation expense

Stock-based compensation expense included in the accompanying unaudited condensed consolidated statements of operations for the nine months ended June 30, 2019 and 2018 is as follows:

	Nine months ended June 30,
	2019		2018
	Stock-based compensation expense - stock options	Stock-based compensation expense - restricted shares	Stock-based compensation expense - stock options	Stock-based compensation expense restricted shares
Research	$—	$—	$—	$—
Product development	30,700	10,400	96,700	—
Sales and marketing	24,900	—	100	—
General and administrative	735,600	411,900	738,100	500,200
Total	$791,200	$422,300	$834,900	$500,200

Schedule of unrecognized stock-based compensation expense

The following table sets forth the Company’s unrecognized stock-based compensation expense, net of estimated forfeitures, by type of award and the weighted-average period over which that expense is expected to be recognized:

	June 30,
	2019		2018
Type of Award:	Unrecognized Expense, net of estimated forfeitures	Weighted average Recognition Period (in years)	Unrecognized Expense, net of estimated forfeitures	Weighted average Recognition Period (in years)
Stock Options	$246,866	1.26	$924,117	4.49
Restricted Stock	—	—	186,600	0.49
Total	$246,866	1.26	$1,110,717	3.58

Schedule of stock option activity

A summary of all stock option activity is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at September 30, 2018	803,937	$10.13	8.75	$7,500
Granted	1,084,758	1.31		—
Exercised	—	—		—
Forfeited or expired	(96,531)	5.34
Outstanding at June 30, 2019	1,792,164	$5.05	8.82	$38,000

Schedule of status of restricted shares outstanding

Following is a summary of the restricted stock activity for the six months ended June 30, 2019:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at September 30, 2018	406,564	$4.09
Granted	250,250	1.32
Forfeited	(4,500)	1.99
Outstanding at June 30, 2019	652,314	$3.04

Schedule of black-scholes option-pricing model

The range of Black-Scholes option-pricing model assumption inputs for all the valuation dates are in the table below:

	Nine Months Ended June 30, 2019
	Low	High
Annual dividend yield	—%	—%
Expected life (years)	3.0	5.0
Risk-free interest rate	1.73%	2.90%
Expected volatility	166.35%	200.47%

Schedule of warrant activity

The warrant activity for the nine months ended June 30, 2019, are described as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding at September 30, 2018	6,075,874	$4.53
Granted	194,354	1.02
Expired/ Forfeited	(555)	55.00
Outstanding at June 30, 2019	6,269,673	$4.41

Schedule of the status of warrant outstanding

Following is a summary of the status of warrants outstanding at June 30, 2019:

Exercise Price	Number of Shares		Expiration Date	Weighted Average Exercise Price
$1.02	194,354	(1)	05/2024	$1.02
2.00	459,458	(2)	09/2023	2.00
2.34	1,050,000	(3)	03/2023	2.34
5.25	2,539,061	(4)	07/2022	5.25
5.25	1,675,000	(5)	07/2022	5.25
5.25	213,800	(6)	07/2022	5.25
6.04	134,000	(7)	07/2022	6.04
10.00	4,000		06/2021	10.00
Total	6,269,673			$4.41

(1)	On May 28, 2019, the Company completed a direct offering of 2,776,491 shares of common stock to select investors. As part of the Fee Agreement, the Company agreed to pay the Placement Agent 194,354 warrants to purchase shares of common stock equal to 7.0% of the aggregate number of shares issued to Investors in the Offering.

(2)	On September 21, 2018, the Company entered into definitive agreements with George C. Carpenter IV, President and former Chief Executive Officer, Robin L. Smith, Chairman, as well as John Pappajohn, and Peter Unanue, each a director of the Company, and entities affiliated with Michal Votruba, a member of the Board of Directors of MYnd Analytics and Director of Life Sciences for the European-based RSJ-Gradus fund, relating to a private placement of an aggregate of 459,458 units for $1.85 per unit, with each unit consisting of one share of Common Stock and one Common Stock Purchase Warrant to purchase one share of Common Stock for $2.00 per share. The closing price per share of the Common Stock on the Nasdaq Stock Market on September 20, 2018 was $1.72 per share.

(3)	On March 29, 2018, the Company sold an aggregate of 1,050,000 units for $2.00 per Unit each consisting of one share of newly-designated Series A Preferred Stock, and one warrant in a private placement to three affiliates of the Company, for gross proceeds of $2.1 million. The private placement closed on March 29, 2018. The closing price per share of the Common Stock on the Nasdaq Stock Market on March 29, 2018 was $1.19 per share.

(4)	On July 13, 2017, the Company declared a special dividend of warrants to purchase shares of the Company’s common stock to record holders of Common Stock as of such date. Warrants to purchase 2,539,061 shares of Common Stock were distributed pro rata to all holders of common stock on the record date. These warrants are exercisable (in accordance with their terms) to purchase one share of common stock, at an exercise price of $5.25 per share. The warrants will become exercisable commencing not less than 12 months following their July 27, 2017 distribution date and will expire five years from the date of issuance.

(5)	On July 19, 2017, the Company issued 1,675,000 shares of Common Stock and accompanying Warrants to purchase up to 1,675,000 shares of Common Stock in connection with an underwritten public offering.

(6)	On August 23, 2017, the Company issued warrants to purchase 213,800 shares of common stock to underwriters as part of the exercise of the overallotment option attributed to the July 2017 underwritten public offering.

(7)	As part of the underwritten public offering on July 19, 2017, the Company issued warrants to purchase 134,000 shares of common stock to the underwriters as part of the services performed by them in connection with the underwritten public offering.